Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Equipment
Consisted of equipment
	December 31, 2020	December 31, 2019
Software licenses	$32,188	$32,188
Computer equipment	17,080	17,080
	49,268	49,268
Less accumulated depreciation	(47,895)	(47,154)
Equipment, net	$1,373	$2,114